Derivative Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Maximum [Member]
Derivative Instruments [Abstract]
Percentage of anticipated purchases of inventory that may be hedged	100.00%
Term of hedge	12 months
Percentage of non-inventory purchases that may be hedged	90.00%
Foreign Currency [Member]
Derivative Instruments [Abstract]
Notional amount of contracts purchased	€ 0.0	€ 14.5
Notional amount		€ 1.5		€ 0.0
Foreign Currency [Member] | Minimum [Member]
Derivative Instruments [Abstract]
Maturity date of contract	Mar. 31, 2018
Foreign Currency [Member] | Maximum [Member]
Derivative Instruments [Abstract]
Maturity date of contract	Jan. 31, 2019
Interest Rate Swaps [Member]
Derivative Instruments [Abstract]
Notional amount | $			$ 70
Interest Rate Swaps [Member] | LIBOR [Member]
Derivative Instruments [Abstract]
Interest rate percentage			2.755%	2.755%